UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Asset ManagerSM

December 31, 2004

1.811343.100

FAA-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	88,000	$ 2,229
Bridgestone Corp.	111,000	2,211
Michelin SA (Compagnie Generale des Etablissements) Series B	51,400	3,290
NOK Corp.	39,900	1,250
Sanden Corp.	131,000	811
Stanley Electric Co. Ltd.	91,000	1,560
Sumitomo Rubber Industries Ltd.	152,000	1,423
		12,774
Automobiles - 0.2%
Honda Motor Co. Ltd.	49,000	2,554
Hyundai Motor Co.	44,730	2,398
Kia Motors Corp.	94,540	995
Renault SA	28,500	2,380
Toyota Motor Corp.	194,500	7,962
		16,289
Hotels, Restaurants & Leisure - 0.3%
H.I.S. Co. Ltd.	97,050	1,889
McDonald's Corp.	686,300	22,003
William Hill PLC	393,900	4,263
		28,155
Household Durables - 0.1%
Casio Computer Co. Ltd.	66,000	1,019
HTL International Holdings Ltd.	1,371,000	1,117
Koninklijke Philips Electronics NV (NY Shares)	59,100	1,566
LG Electronics, Inc.	13,220	819
Matsushita Electric Industrial Co. Ltd.	62,000	995
Merry Electronics Co. Ltd.	427,577	1,022
Sumitomo Forestry Co. Ltd.	140,000	1,406
Techtronic Industries Co. Ltd.	1,450,000	3,162
		11,106
Leisure Equipment & Products - 0.0%
Aruze Corp.	8,000	204
Fuji Photo Film Co. Ltd.	62,900	2,326
Mars Engineering Corp.	24,500	828
Sega Sammy Holdings, Inc. (a)	23,700	1,303
		4,661
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.4%
Clear Channel Communications, Inc.	6,151,591	$ 206,017
Dow Jones & Co., Inc.	71,200	3,066
ITV PLC	1,305,458	2,637
Kadokawa Shoten Publishing Co. Ltd.	13,600	564
Macquarie Communications Infrastructure Group	295,300	1,275
Maiden Group PLC	118,700	518
Modern Times Group AB (MTG) (B Shares) (a)	40,650	1,107
News Corp.:
Class A	1,837,000	34,278
Class B unit	219	4
NRJ Group	25,571	560
PT Multimedia SGPS SA	41,700	1,046
Television Broadcasts Ltd.	170,000	790
Time Warner, Inc. (a)	806,550	15,679
		267,541
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	17,200	878
Next PLC	44,200	1,400
Ryohin Keikaku Co. Ltd.	31,700	1,594
		3,872
Specialty Retail - 2.8%
Bookoff Corp.	32,000	623
Esprit Holdings Ltd.	477,000	2,884
Fast Retailing Co. Ltd.	9,200	701
Hikari Tsushin, Inc.	30,500	2,340
Home Depot, Inc.	6,470,300	276,541
JB Hi-Fi Ltd.	106,364	323
Nishimatsuya Chain Co. Ltd.	19,000	720
Pertama Holdings Ltd.	2,253,000	387
Ross Stores, Inc.	110,500	3,190
Staples, Inc.	115,000	3,877
TJX Companies, Inc.	400,000	10,052
USS Co. Ltd.	24,220	2,034
Wyevale Garden Centres PLC	116,000	965
		304,637
Textiles, Apparel & Luxury Goods - 0.2%
Adidas-Salomon AG	11,800	1,901
Billabong International Ltd.	143,800	1,288
Bulgari Spa	510,200	6,291
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Compagnie Financiere Richemont unit	101,009	$ 3,355
Li Ning Co. Ltd.	1,074,000	539
Ted Baker PLC	339,600	3,148
		16,522
TOTAL CONSUMER DISCRETIONARY		665,557
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Asahi Breweries Ltd.	56,600	701
C&C Group PLC	423,000	1,699
Fosters Group Ltd.	337,500	1,529
PepsiCo, Inc.	464,370	24,240
Pernod-Ricard	18,500	2,828
		30,997
Food & Staples Retailing - 2.0%
CVS Corp.	2,596,600	117,029
Safeway, Inc. (a)	2,115,000	41,750
Wal-Mart Stores, Inc.	1,169,100	61,752
Wumart Stores, Inc. (H Shares) (a)	102,000	164
		220,695
Food Products - 0.0%
People's Food Holdings Ltd.	1,061,000	975
Pulmuone Co. Ltd.	16,580	833
		1,808
Household Products - 0.2%
Colgate-Palmolive Co.	228,300	11,680
Kimberly-Clark Corp.	25,100	1,652
Procter & Gamble Co.	151,900	8,367
		21,699
Personal Products - 0.5%
Alberto-Culver Co.	1,138,500	55,297
Estee Lauder Companies, Inc. Class A	87,600	4,009
Hengan International Group Co. Ltd.	162,000	106
		59,412
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	1,221,000	$ 74,603
TOTAL CONSUMER STAPLES		409,214
ENERGY - 2.4%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	1,212,700	48,569
ENSCO International, Inc.	854,500	27,122
GlobalSantaFe Corp.	1,227,986	40,659
Nabors Industries Ltd. (a)	123,100	6,314
Transocean, Inc. (a)	1,150,900	48,787
		171,451
Oil & Gas - 0.9%
BP PLC sponsored ADR	205,700	12,013
ChevronTexaco Corp.	146,300	7,682
China Petroleum & Chemical Corp. (H Shares)	2,240,000	918
ConocoPhillips	450,400	39,108
Cosmo Oil Co. Ltd.	129,000	382
ENI Spa	239,800	6,035
Exxon Mobil Corp.	158,700	8,135
GS Holdings Corp. (a)	13,394	290
Nippon Mining Holdings, Inc.	203,500	958
Royal Dutch Petroleum Co. (Hague Registry)	119,400	6,851
Shell Transport & Trading Co. PLC ADR	28,900	1,485
SK Corp.	23,630	1,299
Total SA sponsored ADR	89,900	9,875
		95,031
TOTAL ENERGY		266,482
FINANCIALS - 13.3%
Capital Markets - 1.7%
Credit Suisse Group (Reg.)	95,861	4,044
DAB Bank AG (a)	252,900	1,887
Goldman Sachs Group, Inc.	429,400	44,675
Hyundai Securities Co. Ltd. (a)	144,290	691
JAFCO Co. Ltd.	15,700	1,067
Julius Baer Holding AG (Bearer)	15,519	4,661
Lehman Brothers Holdings, Inc.	175,400	15,344
Macquarie Bank Ltd.	39,900	1,452
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	917,600	$ 54,845
Mitsubishi Securities Co. Ltd.	96,000	1,052
Morgan Stanley	945,400	52,489
Nikko Cordial Corp.	185,000	981
UBS AG (NY Shares)	60,500	5,072
		188,260
Commercial Banks - 2.5%
Banca Intesa Spa	656,188	3,151
Banco Bilbao Vizcaya Argentaria SA	286,000	5,074
Banco Santander Central Hispano SA	240,200	2,971
Bank of America Corp.	3,073,720	144,434
BNP Paribas SA	46,500	3,362
Capitalia Spa	335,500	1,534
Chinatrust Financial Holding Co.	744,900	888
DBS Group Holdings Ltd.	129,000	1,273
Hana Bank	24,210	603
HSBC Holdings PLC sponsored ADR	87,100	7,416
Jeonbuk Bank	81,823	348
Kookmin Bank (a)	31,870	1,247
Mitsui Trust Holdings, Inc.	177,000	1,769
Mizuho Financial Group, Inc.	309	1,557
Nishi-Nippon City Bank Ltd.	78,000	301
North Fork Bancorp, Inc., New York	278,199	8,026
Royal Bank of Scotland Group PLC	96,100	3,231
Shinhan Financial Group Co. Ltd.	71,370	1,613
Sumitomo Mitsui Financial Group, Inc.	352	2,560
Synovus Financial Corp.	452,300	12,927
Taishin Financial Holdings Co. Ltd.	631,744	592
UFJ Holdings, Inc. (a)	344	2,086
Wachovia Corp.	956,235	50,298
Wells Fargo & Co.	255,800	15,898
		273,159
Consumer Finance - 0.3%
MBNA Corp.	1,035,300	29,185
Nippon Shinpan Co. Ltd.	229,000	990
Nissin Co. Ltd.	123,600	311
OMC Card, Inc. (a)	65,000	811
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp.	16,700	$ 2,269
SFCG Co. Ltd.	9,600	2,427
		35,993
Diversified Financial Services - 1.5%
Citigroup, Inc.	2,381,766	114,753
Deutsche Boerse AG	94,346	5,667
Fortis	114,600	3,164
ING Groep NV (Certificaten Van Aandelen)	135,100	4,087
J.P. Morgan Chase & Co.	1,006,830	39,276
		166,947
Insurance - 4.5%
ACE Ltd.	419,600	17,938
AFLAC, Inc.	114,000	4,542
AMBAC Financial Group, Inc.	360,100	29,575
American International Group, Inc.	4,249,369	279,053
Amlin PLC	1,357,100	3,685
AMP Ltd.	139,800	794
Baloise Holdings AG (Reg.)	46,953	2,163
Chaucer Holdings PLC	1,098,400	1,033
Hartford Financial Services Group, Inc.	960,080	66,543
MBIA, Inc.	326,400	20,655
MetLife, Inc.	712,300	28,855
Millea Holdings, Inc.	170	2,523
PartnerRe Ltd.	130,700	8,096
Ping An Insurance Co. Ltd.	489,500	831
Promina Group Ltd.	330,038	1,394
Prudential Financial, Inc.	266,100	14,625
QBE Insurance Group Ltd.	113,059	1,358
Skandia Foersaekrings AB	486,600	2,424
T&D Holdings, Inc.	25,000	1,196
		487,283
Real Estate - 0.1%
CapitaLand Ltd.	1,183,000	1,544
China Overseas Land & Investment Ltd.	1,932,000	477
Fortune Real Estate Investment Trust	501,000	406
Henderson Land Development Co. Ltd.	139,000	722
Japan Retail Fund Investment Corp.	137	1,157
Shun Tak Holdings Ltd.	1,534,000	1,687
Tokyu Land Corp.	216,000	903
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
Westfield Group unit (a)	122,900	$ 1,580
Wharf Holdings Ltd.	253,000	885
		9,361
Thrifts & Mortgage Finance - 2.7%
Fannie Mae	3,185,600	226,847
MGIC Investment Corp.	481,800	33,201
New York Community Bancorp, Inc.	723,966	14,892
Sovereign Bancorp, Inc.	6,500	147
Washington Mutual, Inc.	475,000	20,083
		295,170
TOTAL FINANCIALS		1,456,173
HEALTH CARE - 8.5%
Biotechnology - 0.0%
Actelion Ltd. (Reg.) (a)	25,274	2,591
CSL Ltd.	83,960	1,921
Global Bio-Chem Technology Group Co. Ltd.	1,662,000	1,090
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	85,000	4
		5,606
Health Care Equipment & Supplies - 0.3%
Axis Shield PLC (a)	311,700	1,460
Baxter International, Inc.	542,300	18,731
Coloplast AS Series B	36,600	2,006
Corin Group PLC	202,980	1,213
Medtronic, Inc.	152,100	7,555
Phonak Holding AG	87,423	2,877
ResMed, Inc. CHESS Depositary Interests (a)	90,300	457
Terumo Corp.	33,700	908
Thermo Electron Corp. (a)	8,300	251
		35,458
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	4,700,580	273,339
DCA Group Ltd.	466,933	1,315
Henry Schein, Inc. (a)	101,300	7,055
Ramsay Health Care Ltd.	108,500	604
Service Corp. International (SCI) (a)	370,009	2,757
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sonic Healthcare Ltd.	94,800	$ 903
UnitedHealth Group, Inc.	61,000	5,370
		291,343
Pharmaceuticals - 5.5%
Barr Pharmaceuticals, Inc. (a)	82,100	3,739
Chugai Pharmaceutical Co. Ltd.	72,800	1,204
GlaxoSmithKline PLC sponsored ADR	93,800	4,445
Johnson & Johnson	1,456,000	92,340
Merck & Co., Inc.	831,120	26,712
Novo Nordisk AS Series B	42,700	2,329
Pfizer, Inc.	7,864,400	211,474
Roche Holding AG (participation certificate)	49,399	5,645
Sanofi-Aventis	28,200	2,259
Schering-Plough Corp.	1,366,407	28,531
Shire Pharmaceuticals Group PLC	136,300	1,452
Takeda Pharamaceutical Co. Ltd.	40,100	2,020
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	478
Wyeth	5,080,000	216,357
Yamanouchi Pharmaceutical Co. Ltd.	66,400	2,587
		601,572
TOTAL HEALTH CARE		933,979
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.5%
BAE Systems PLC	603,300	2,669
Lockheed Martin Corp.	308,900	17,159
Northrop Grumman Corp.	229,000	12,448
United Technologies Corp.	220,500	22,789
		55,065
Air Freight & Logistics - 0.1%
Ryder System, Inc.	62,900	3,005
Yamato Transport Co. Ltd.	132,000	1,959
		4,964
Commercial Services & Supplies - 0.3%
ABC Learning Centres Ltd.	242,600	1,046
Accord Customer Care Solutions Ltd. (a)	2,103,000	1,102
Aramark Corp. Class B	246,000	6,521
ChoicePoint, Inc. (a)	356,156	16,380
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Diamond Lease Co. Ltd.	23,500	$ 918
Downer EDI Ltd.	384,900	1,424
Fullcast Co. Ltd.	366	1,047
Riso Kyoiku Co. Ltd.	1,203	570
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,876	1,311
Sumisho Lease Co. Ltd.	14,800	604
		30,923
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	49,600	2,035
Commuture Corp.	36,000	334
Hyundai Engineering & Construction Co. Ltd. (a)	31,500	473
Paul Y-ITC Construction Holdings Ltd.	6,594,000	1,671
United Group Ltd.	304,200	1,499
		6,012
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	341,184	1,901
Kumho Electric Co. Ltd.	44,767	1,367
Seoul Semiconductor Co. Ltd.	35,861	579
Sumitomo Electric Industries Ltd.	66,000	718
		4,565
Industrial Conglomerates - 2.5%
General Electric Co.	5,141,460	187,663
Hutchison Whampoa Ltd.	132,000	1,235
Hutchison Whampoa Ltd. ADR	17,700	827
Keppel Corp. Ltd.	158,000	833
LG Corp.	24,875	406
Siemens AG:
(Reg.)	25,700	2,176
sponsored ADR	6,500	550
Tyco International Ltd.	2,383,700	85,193
		278,883
Machinery - 0.4%
Bradken Ltd.	251,400	543
Hyflux Ltd.	253,000	460
Hyundai Mipo Dockyard Co. Ltd. (a)	27,630	934
Ingersoll-Rand Co. Ltd. Class A	478,100	38,391
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Invensys PLC (a)	6,396,700	$ 1,903
Koyo Seiko Co. Ltd.	57,000	802
		43,033
Marine - 0.0%
Alexander & Baldwin, Inc.	30,700	1,302
Hanjin Shipping Co. Ltd.	34,950	810
		2,112
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	840,000	798
CSX Corp.	169,800	6,806
East Japan Railway Co.	455	2,532
Hamakyorex Co. Ltd.	27,700	1,252
Keio Electric Railway Co. Ltd.	144,000	845
Union Pacific Corp.	91,200	6,133
		18,366
Trading Companies & Distributors - 0.0%
Mitsui & Co. Ltd.	119,000	1,068
Transportation Infrastructure - 0.0%
Adsteam Marine Ltd.	416,800	519
ConnectEast Group	1,139,518	606
Cosco Pacific Ltd.	596,000	1,235
Macquarie Airports Fund	640,400	1,573
Macquarie Infrastructure Group	201,900	537
		4,470
TOTAL INDUSTRIALS		449,461
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.4%
Alcatel SA (RFD) (a)	85,800	1,341
Cisco Systems, Inc. (a)	4,706,514	90,836
Comverse Technology, Inc. (a)	507,600	12,411
Motorola, Inc.	2,097,300	36,074
TANDBERG Television ASA (a)	1,148,800	9,988
Telefonaktiebolaget LM Ericsson (B Shares) (a)	570,400	1,796
		152,446
Computers & Peripherals - 1.2%
ABIT Computer Corp.	728,000	0
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,832,000	$ 77,200
Diebold, Inc.	159,400	8,883
Fujitsu Ltd.	193,000	1,257
Hewlett-Packard Co.	1,798,900	37,723
NEC Corp.	53,000	330
Solomon Systech Ltd.	2,968,000	733
Sun Microsystems, Inc. (a)	668,300	3,595
		129,721
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. (a)	654,400	9,044
Hon Hai Precision Industries Co. Ltd.	50,799	235
Hoya Corp.	18,900	2,135
Interflex Co. Ltd.	38,727	649
Jabil Circuit, Inc. (a)	475,600	12,166
Jahwa Electronics Co. Ltd.	40,920	423
Kingboard Chemical Holdings Ltd.	230,000	487
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	23,000	12
Nidec Corp.	3,000	366
Nippon Chemi-con Corp.	190,000	1,041
Nippon Electric Glass Co. Ltd.	88,000	2,251
Sanmina-SCI Corp. (a)	877,700	7,434
Solectron Corp. (a)	2,434,500	12,976
		49,219
Internet Software & Services - 0.0%
Easynet Group PLC (a)	551,100	1,105
Softbank Corp.	30,100	1,466
		2,571
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	291,600	17,551
First Data Corp.	598,800	25,473
Net One Systems Co. Ltd.	106	442
TIS, Inc.	9,800	430
		43,896
Office Electronics - 0.1%
Canon, Inc.	50,500	2,740
Konica Minolta Holdings, Inc.	153,000	2,031
Ricoh Co. Ltd.	107,000	2,065
		6,836
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	85,000	$ 3,138
Applied Materials, Inc. (a)	869,600	14,870
Freescale Semiconductor, Inc. Class B	232,854	4,275
Intel Corp.	3,430,400	80,237
KLA-Tencor Corp. (a)	228,100	10,625
Lam Research Corp. (a)	302,400	8,742
Linear Technology Corp.	77,050	2,986
Novellus Systems, Inc. (a)	191,300	5,335
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,047,271	8,891
United Microelectronics Corp. sponsored ADR	2,164,062	7,639
Xilinx, Inc.	52,800	1,566
		148,304
Software - 2.7%
BEA Systems, Inc. (a)	1,490,652	13,207
Computer Associates International, Inc.	1,844	57
F-Secure Oyj (a)	627,050	1,540
Hitachi Software Engineerng Co. Ltd.	4,500	103
Intelligent Wave, Inc.	147	278
Microsoft Corp.	9,615,465	256,829
NCsoft Corp. (a)	8,880	719
NDS Group PLC sponsored ADR (a)	85,300	2,907
Nintendo Co. Ltd.	6,800	854
Oracle Corp. Japan	8,000	415
SAP AG	13,700	2,423
VERITAS Software Corp. (a)	507,366	14,485
		293,817
TOTAL INFORMATION TECHNOLOGY		826,810
MATERIALS - 0.6%
Chemicals - 0.3%
Akzo Nobel NV sponsored ADR	47,200	2,006
BASF AG	44,600	3,212
Bayer AG	106,400	3,615
Imperial Chemical Industries PLC	439,500	2,033
JSR Corp.	33,800	741
Kaneka Corp.	100,000	1,132
Kemira GrowHow Oyj	419,200	3,202
Nitto Denko Corp.	40,100	2,200
Praxair, Inc.	158,500	6,998
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rhodia SA (a)	638,000	$ 1,515
Syngenta AG (Switzerland)	15,938	1,690
Taiwan Fertilizer Co. Ltd.	465,000	508
Teijin Ltd.	305,000	1,325
		30,177
Containers & Packaging - 0.0%
Amcor Ltd.	83,800	482
Fuji Seal International, Inc.	22,400	973
		1,455
Metals & Mining - 0.2%
Alcan, Inc.	306,900	15,038
BHP Billiton Ltd.	311,700	3,744
BHP Billiton PLC	226,900	2,658
Hitachi Metals Ltd.	37,000	202
Newcrest Mining Ltd.	118,900	1,623
		23,265
Paper & Forest Products - 0.1%
Bowater, Inc.	99,000	4,353
Carter Holt Harvey Ltd.	239,850	357
International Paper Co.	78,200	3,284
PaperlinX Ltd.	265,200	979
Yuen Foong Yu Paper Manufacturing Co.	1,030,000	567
		9,540
TOTAL MATERIALS		64,437
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
Belgacom SA	65,600	2,830
BellSouth Corp.	1,545,200	42,941
BT Group PLC	1,127,400	4,457
Completel Europe NV (a)	49,565	1,903
Deutsche Telekom AG (Reg.) (a)	128,200	2,908
e.Biscom Spa (a)	112,100	6,457
France Telecom SA	79,028	2,614
Qwest Communications International, Inc. (a)	7,503,200	33,314
SBC Communications, Inc.	8,645,600	222,797
TDC AS	81,500	3,445
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica SA sponsored ADR	102,000	$ 5,763
Verizon Communications, Inc.	1,400,900	56,750
		386,179
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	1,118,150	1,354
Millicom International Cellular SA unit (a)	232,400	5,193
Nextel Communications, Inc. Class A (a)	626,400	18,792
Vodafone Group PLC	2,254,800	6,174
		31,513
TOTAL TELECOMMUNICATION SERVICES		417,692
UTILITIES - 0.5%
Electric Utilities - 0.5%
Enel Spa	160,100	1,570
Entergy Corp.	194,700	13,160
FirstEnergy Corp.	412,500	16,298
Fortum Oyj	103,200	1,907
PG&E Corp. (a)	611,200	20,341
		53,276
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	426,000	880
Multi-Utilities & Unregulated Power - 0.0%
RWE AG	21,100	1,165
TOTAL UTILITIES		55,321
TOTAL COMMON STOCKS (Cost $4,967,055)		5,545,126
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	122,900	6,160
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	1,930	$ 1,229
Household Durables - 0.0%
LG Electronics, Inc.	11,440	398
TOTAL CONSUMER DISCRETIONARY		1,627
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Fresenius AG	5,000	467
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,094
TOTAL PREFERRED STOCKS (Cost $8,065)		8,254
Convertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Gap, Inc. 5.75% 3/15/09 (d)	$ 4,359	5,794
INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 3.125% 1/15/23	17,040	28,665
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	2,490	2,210
TOTAL CONVERTIBLE BONDS (Cost $25,263)		36,669
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.7% to 2.21% 1/13/05 to 3/10/05 (e) (Cost $28,407)	28,500	28,416
Fixed-Income Funds - 28.7%
	Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (b)	550,607	$ 55,000
Fidelity High Income Central Investment Portfolio 1 (b)	5,570,762	560,530
Fidelity Tactical Income Central Investment Portfolio (b)	25,355,003	2,535,754
TOTAL FIXED-INCOME FUNDS (Cost $3,063,816)		3,151,284
Money Market Funds - 19.8%

Fidelity Cash Central Fund, 2.24% (b)	1,739,282,650	1,739,283
Fidelity Money Market Central Fund, 2.22% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	5,227,899	5,228
TOTAL MONEY MARKET FUNDS (Cost $2,169,524)		2,169,524
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,262,130)		10,939,273
NET OTHER ASSETS - 0.2%		21,994
NET ASSETS - 100%		$ 10,961,267
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,668 S&P 500 Index Contracts	March 2005	$ 506,113	$ 5,104

The face value of futures purchased as a percentage of net assets - 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the fund at period end. A summary of the top fifty holdings for each Fidelity Central Investment Portfolio is provided at the end of this report. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,794,000 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $28,416,000.
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $10,294,033,000. Net unrealized appreciation aggregated $645,240,000, of which $971,810,000 related to appreciated investment securities and $326,570,000 related to depreciated investment securities.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	$ 2,000,000	$ 2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	$ 6,100,000	$ 6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Fannie Mae 2.5% 6/15/06	$ 300,574,000	$ 297,920,521	9.1
Fannie Mae 5.5% 2/1/11 to 10/1/34	252,447,885	257,306,877	7.9
Fannie Mae 5% 2/1/18 to 10/1/34	178,376,522	178,713,208	5.5
Fannie Mae 4.5% 5/1/18 to 10/1/33	170,577,233	167,249,124	5.1
U.S. Treasury Bonds 8% 11/15/21	99,000,000	135,896,805	4.1
Fannie Mae 6.5% 12/1/10 to 8/1/34	101,100,713	106,226,069	3.3
Fannie Mae 4% 6/1/18 to 10/1/19	96,108,495	93,925,045	2.9
Fannie Mae 6.25% 2/1/11	58,700,000	64,353,691	2.0
U.S. Treasury Inflation-Indexed Bonds 3.375% 4/15/32	45,485,613	60,192,020	1.9
Freddie Mac 5.25% 11/5/12	51,240,000	52,100,832	1.6
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	48,033,570	49,714,745	1.5
Freddie Mac 5.875% 3/21/11	45,055,000	48,643,586	1.5
Fannie Mae 2.15% 4/13/06	41,925,000	41,433,346	1.3
U.S. Treasury Notes 2.75% 7/31/06	36,750,000	36,630,857	1.1
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	33,157,358	1.0
Fannie Mae 7% 11/1/05 to 2/1/33	29,751,125	31,542,572	1.0
Government National Mortgage Association 6.5% 12/15/07 to 9/15/34	27,077,676	28,590,680	0.9
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10	23,057,900	26,746,263	0.8
Fannie Mae 6% 1/1/09 to 1/1/34	25,645,383	26,722,935	0.8
Freddie Mac 2.7% 3/16/07	26,750,000	26,413,592	0.8
Government National Mortgage Association 7% 6/15/24 to 12/15/33	23,362,699	24,842,636	0.8
Freddie Mac 2.85% 2/23/07	22,000,000	21,757,758	0.7
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,452,581	0.6
United Mexican States 7.5% 4/8/33	18,650,000	20,142,000	0.6
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,664,010	0.6
Principal Life Global Funding I 5.125% 6/28/07	18,600,000	19,192,019	0.6
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.2175% 10/25/32	18,293,000	18,384,505	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 16,160,000	$ 17,774,930	0.6
Bank of America Corp. 7.8% 2/15/10	14,984,000	17,424,894	0.5
Ford Motor Co. 7.45% 7/16/31	16,780,000	16,876,284	0.5
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class ED, 4.5% 8/15/17	16,863,000	16,854,700	0.5
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,991,638	0.5
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,897,848	0.5
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14	14,885,000	15,635,189	0.5
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	15,080,000	15,401,988	0.5
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	14,571,983	15,386,481	0.5
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D2, 6.992% 11/15/07	13,890,000	14,951,278	0.5
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,150,000	14,723,107	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2866 Class XE, 4% 12/15/18	14,870,000	14,460,797	0.4
General Motors Corp. 8.25% 7/15/23	13,340,000	13,895,904	0.4
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07	12,680,000	13,502,634	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class EG, 4.5% 4/15/19	13,500,000	13,091,443	0.4
Washington Mutual, Inc. 4.625% 4/1/14	13,600,000	13,002,321	0.4
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35	12,610,000	12,610,000	0.4
Dominion Resources, Inc. 6.25% 6/30/12	11,435,000	12,484,607	0.4
CBM Funding Corp. sequential pay Series 1996-1 Class B, 7.48% 2/1/08	11,335,000	12,359,377	0.4
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Equitable Life Assurance Society of the United States Series 174 Class B1, 7.33% 5/15/06	$ 11,400,000	$ 11,950,650	0.4
Bank of America Corp. 7.4% 1/15/11	10,286,000	11,915,076	0.4
Fannie Mae planned amortization class Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,900,664	0.3
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,766,511	0.3
Top 50 Holdings as a Percentage of Fund's Net Assets - 68.7%

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Aggressive®

December 31, 2004

1.811344.100

AGG-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.2%
NOK Corp.	25,000	$ 783,462
Distributors - 0.0%
Handleman Co.	4,800	103,104
Hotels, Restaurants & Leisure - 3.6%
Ctrip.com International Ltd. ADR	4,900	225,498
McDonald's Corp.	117,800	3,776,668
Royal Caribbean Cruises Ltd.	99,200	5,400,448
Starbucks Corp. (a)	76,800	4,789,248
		14,191,862
Household Durables - 1.4%
Beazer Homes USA, Inc.	6,000	877,260
D.R. Horton, Inc.	17,700	713,487
Daito Trust Construction Co.	27,300	1,297,969
George Wimpey PLC	71,800	557,352
Lennar Corp.:
Class A	24,260	1,375,057
Class B	5,420	282,978
Maytag Corp.	22,400	472,640
		5,576,743
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	11,100	491,619
eBay, Inc. (a)	11,500	1,337,220
Senshukai Co. Ltd.	42,000	355,911
		2,184,750
Media - 6.7%
Cablevision Systems Corp. - NY Group Class A (a)	16,800	418,320
Clear Channel Communications, Inc.	12,300	411,927
Comcast Corp. Class A (special) (a)	4,700	154,348
EchoStar Communications Corp. Class A	51,228	1,702,819
Fox Entertainment Group, Inc. Class A (a)	12,300	384,498
Lamar Advertising Co. Class A (a)	12,400	530,472
Liberty Media Corp. Class A (a)	147,910	1,624,052
Liberty Media International, Inc. Class A (a)	37,545	1,735,705
News Corp.:
Class A	10,624	198,244
Class B	57,800	1,109,760
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	2,021,705
The DIRECTV Group, Inc. (a)	63,699	1,066,321
Time Warner, Inc. (a)	211,000	4,101,840
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Class A (a)	318,200	$ 9,313,714
Viacom, Inc. Class B (non-vtg.)	53,121	1,933,073
		26,706,798
Multiline Retail - 0.1%
Nordstrom, Inc.	10,400	485,992
Specialty Retail - 1.6%
Foot Locker, Inc.	99,300	2,674,149
Home Depot, Inc.	74,300	3,175,582
Yamada Denki Co. Ltd.	9,300	398,584
		6,248,315
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	41,400	3,754,566
TOTAL CONSUMER DISCRETIONARY		60,035,592
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
The Coca-Cola Co.	12,400	516,212
Food & Staples Retailing - 0.6%
Rite Aid Corp. (a)	39,000	142,740
Whole Foods Market, Inc.	23,800	2,269,330
		2,412,070
Food Products - 0.8%
Bunge Ltd.	17,400	991,974
McCormick & Co., Inc. (non-vtg.)	58,600	2,261,960
		3,253,934
Personal Products - 0.1%
Avon Products, Inc.	13,300	514,710
TOTAL CONSUMER STAPLES		6,696,926
ENERGY - 4.0%
Energy Equipment & Services - 3.1%
BJ Services Co.	40,700	1,894,178
ENSCO International, Inc.	115,140	3,654,544
GlobalSantaFe Corp.	12,400	410,564
Grant Prideco, Inc. (a)	4,800	96,240
Nabors Industries Ltd. (a)	5,200	266,708
Noble Corp. (a)	101,200	5,033,688
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	25,700	$ 527,878
Transocean, Inc. (a)	8,800	373,032
		12,256,832
Oil & Gas - 0.9%
Chesapeake Energy Corp.	12,900	212,850
Cross Timbers Royalty Trust	99	3,948
Teekay Shipping Corp.	28,100	1,183,291
Total SA sponsored ADR	20,700	2,273,688
		3,673,777
TOTAL ENERGY		15,930,609
FINANCIALS - 7.9%
Capital Markets - 3.2%
3i Group PLC	25,800	329,747
Ameritrade Holding Corp. (a)	60,450	859,599
Apollo Investment Corp.	102,771	1,551,842
Charles Schwab Corp.	96,100	1,149,356
Daiwa Securities Group, Inc.	41,000	296,202
Goldman Sachs Group, Inc.	28,100	2,923,524
JAFCO Co. Ltd.	8,000	543,591
Merrill Lynch & Co., Inc.	33,800	2,020,226
Morgan Stanley	49,600	2,753,792
Nomura Holdings, Inc.	24,000	349,440
		12,777,319
Commercial Banks - 2.4%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	153	1,563,660
Mizuho Financial Group, Inc.	366	1,843,757
Sumitomo Mitsui Financial Group, Inc.	168	1,221,908
UFJ Holdings, Inc. (a)	219	1,327,726
Wells Fargo & Co.	56,400	3,505,260
		9,462,311
Insurance - 0.6%
Axis Capital Holdings Ltd.	13,100	358,416
Millea Holdings, Inc.	98	1,454,261
Sun Life Financial, Inc.	8,000	267,667
XL Capital Ltd. Class A	5,800	450,370
		2,530,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 1.0%
Alexandria Real Estate Equities, Inc.	11,800	$ 878,156
Apartment Investment & Management Co. Class A	15,300	589,662
Friedman, Billings, Ramsey Group, Inc. Class A	50,200	973,378
LNR Property Corp.	5,600	352,296
Mitsubishi Estate Co. Ltd.	16,000	187,445
New York Mortgage Trust, Inc.	78,600	880,320
		3,861,257
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	9,865	365,104
Fannie Mae	10,100	719,221
Freddie Mac	400	29,480
Golden West Financial Corp., Delaware	23,000	1,412,660
Sovereign Bancorp, Inc.	22,400	505,120
		3,031,585
TOTAL FINANCIALS		31,663,186
HEALTH CARE - 12.9%
Biotechnology - 5.2%
Biogen Idec, Inc. (a)	109,700	7,307,117
Genentech, Inc. (a)	215,000	11,704,600
Millennium Pharmaceuticals, Inc. (a)	126,400	1,531,968
		20,543,685
Health Care Equipment & Supplies - 4.9%
Biomet, Inc.	49,690	2,156,049
Fisher Scientific International, Inc. (a)	48,260	3,010,459
Guidant Corp.	3,900	281,190
Medtronic, Inc.	37,700	1,872,559
St. Jude Medical, Inc. (a)	110,700	4,641,651
Stryker Corp.	11,600	559,700
Synthes, Inc.	5,822	651,459
Zimmer Holdings, Inc. (a)	76,600	6,137,192
		19,310,259
Health Care Providers & Services - 0.8%
Health Management Associates, Inc. Class A	9,300	211,296
UnitedHealth Group, Inc.	34,800	3,063,444
		3,274,740
Pharmaceuticals - 2.0%
Barr Pharmaceuticals, Inc. (a)	59,400	2,705,076
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	6,800	$ 431,256
Merck KGaA	31,312	2,150,150
Pfizer, Inc.	26,900	723,341
Roche Holding AG (participation certificate)	18,054	2,062,952
		8,072,775
TOTAL HEALTH CARE		51,201,459
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.0%
Rockwell Collins, Inc.	4,900	193,256
Air Freight & Logistics - 2.5%
FedEx Corp.	78,350	7,716,692
Ryder System, Inc.	11,700	558,909
United Parcel Service, Inc. Class B	11,200	957,152
Yamato Transport Co. Ltd.	56,000	831,007
		10,063,760
Airlines - 0.1%
JetBlue Airways Corp. (a)	12,450	289,089
Commercial Services & Supplies - 2.8%
Adecco SA sponsored ADR	26,300	332,695
Cintas Corp.	16,300	714,918
Hudson Highland Group, Inc. (a)	3,427	98,698
Monster Worldwide, Inc. (a)	145,800	4,904,712
Robert Half International, Inc.	119,770	3,524,831
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	496	346,715
Waste Management, Inc.	46,100	1,380,234
		11,302,803
Machinery - 0.4%
Caterpillar, Inc.	11,170	1,089,187
THK Co. Ltd.	17,000	336,913
		1,426,100
TOTAL INDUSTRIALS		23,275,008
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 5.7%
Alcatel SA sponsored ADR (a)	58,200	909,666
Belden CDT, Inc.	22,350	518,520
Cisco Systems, Inc. (a)	145,700	2,812,010
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	19,900	$ 486,555
Juniper Networks, Inc. (a)	122,600	3,333,494
Motorola, Inc.	393,100	6,761,320
Nokia Corp. sponsored ADR	92,800	1,454,176
Research In Motion Ltd. (a)	74,000	6,091,433
SafeNet, Inc. (a)	9,799	360,015
		22,727,189
Computers & Peripherals - 9.7%
Dell, Inc. (a)	220,000	9,270,800
Diebold, Inc.	2,500	139,325
EMC Corp. (a)	550,000	8,178,500
Emulex Corp. (a)	168,100	2,830,804
Hutchinson Technology, Inc. (a)	59,600	2,060,372
QLogic Corp. (a)	74,895	2,750,893
Seagate Technology	767,760	13,259,213
Sun Microsystems, Inc. (a)	67,500	363,150
		38,853,057
Electronic Equipment & Instruments - 2.1%
Amphenol Corp. Class A (a)	68,900	2,531,386
Celestica, Inc. (sub. vtg.) (a)	6,600	92,950
Flextronics International Ltd. (a)	14,800	204,536
Molex, Inc.	139,956	4,198,680
Nichicon Corp.	59,700	767,596
Solectron Corp. (a)	65,900	351,247
Tech Data Corp. (a)	4,100	186,140
		8,332,535
Internet Software & Services - 2.6%
Homestore, Inc. (a)	157,400	476,922
Yahoo! Japan Corp. (a)	1,517	7,286,576
Yahoo!, Inc. (a)	68,920	2,596,906
		10,360,404
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	6,600	397,254
DST Systems, Inc. (a)	12,900	672,348
Infosys Technologies Ltd. sponsored ADR	28,000	1,940,680
Pegasus Solutions, Inc. (a)	12,746	160,600
		3,170,882
Semiconductors & Semiconductor Equipment - 11.0%
Agere Systems, Inc. Class B (a)	67,200	90,720
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	379,300	$ 7,851,510
Analog Devices, Inc.	115,500	4,264,260
ASML Holding NV (NY Shares) (a)	18,500	294,335
Freescale Semiconductor, Inc. Class B	15,988	293,540
Intel Corp.	231,520	5,415,253
KLA-Tencor Corp. (a)	180,410	8,403,498
Marvell Technology Group Ltd. (a)	24,900	883,203
Microchip Technology, Inc.	22,000	586,520
Micron Technology, Inc. (a)	35,400	437,190
Novellus Systems, Inc. (a)	8,100	225,909
Samsung Electronics Co. Ltd.	8,900	3,873,117
Silicon Laboratories, Inc. (a)	20,720	731,623
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,121	213,277
Teradyne, Inc. (a)	482,470	8,235,763
Texas Instruments, Inc.	60,000	1,477,200
Xilinx, Inc.	20,700	613,755
		43,890,673
Software - 2.3%
BEA Systems, Inc. (a)	254,600	2,255,756
BMC Software, Inc. (a)	10,400	193,440
Microsoft Corp.	175,200	4,679,592
Nippon System Development Co. Ltd.	10,100	193,757
Oracle Corp. (a)	124,200	1,704,024
		9,026,569
TOTAL INFORMATION TECHNOLOGY		136,361,309
MATERIALS - 5.9%
Chemicals - 2.2%
BOC Group PLC	3,400	64,824
Dow Chemical Co.	78,650	3,893,962
Lyondell Chemical Co.	99,000	2,863,080
Monsanto Co.	29,700	1,649,835
Praxair, Inc.	6,000	264,900
		8,736,601
Containers & Packaging - 0.3%
Pactiv Corp. (a)	34,900	882,621
Sealed Air Corp. (a)	5,200	277,004
		1,159,625
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.4%
Alcan, Inc.	4,352	$ 213,248
Alcoa, Inc.	76,500	2,403,630
Inco Ltd. (a)	35,780	1,311,933
Newmont Mining Corp.	38,200	1,696,462
Nippon Steel Corp.	100,000	245,045
Nucor Corp.	37,400	1,957,516
Peabody Energy Corp.	18,800	1,521,108
Phelps Dodge Corp.	43,800	4,332,696
		13,681,638
TOTAL MATERIALS		23,577,864
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.9%
Philippine Long Distance Telephone Co. sponsored ADR (a)	14,800	368,964
PT Indosat Tbk sponsored ADR	14,600	455,228
SBC Communications, Inc.	257,200	6,628,044
		7,452,236
Wireless Telecommunication Services - 2.5%
KDDI Corp.	738	3,977,116
Nextel Communications, Inc. Class A (a)	196,900	5,907,000
NTT DoCoMo, Inc.	109	201,123
		10,085,239
TOTAL TELECOMMUNICATION SERVICES		17,537,475
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	6,200	376,092
TOTAL COMMON STOCKS (Cost $313,522,344)		366,655,520
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.7% 1/13/05 (Cost $249,847)	$ 250,000	249,878
Fixed-Income Funds - 7.2%
	Shares	Value
Fidelity High Income Central Investment Portfolio 1 (b) (Cost $27,298,908)	284,639	$ 28,640,346
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 2.24% (b)	3,144,887	3,144,887
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	833,625	833,625
TOTAL MONEY MARKET FUNDS (Cost $3,978,512)		3,978,512
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $345,049,611)		399,524,256
NET OTHER ASSETS - (0.2)%		(877,844)
NET ASSETS - 100%		$ 398,646,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the funds at period end. A summary of the top fifty holdings for each Fidelity Central Investment Portfolio is provided at the end of this report. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $345,317,203. Net unrealized appreciation aggregated $54,207,053, of which $63,961,142 related to appreciated investment securities and $9,754,089 related to depreciated investment securities.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	$ 6,100,000	$ 6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Income®

December 31, 2004

1.811345.100

AMI-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.1%
Fairmont Hotels & Resorts, Inc.	50,000	$ 1,730
Four Seasons Hotels, Inc. (ltd. vtg.)	29,400	2,404
Greek Organization of Football Prognostics SA	200,000	5,524
Hilton Hotels Corp.	127,300	2,895
Sportingbet PLC (a)	500,000	1,816
Starwood Hotels & Resorts Worldwide, Inc. unit	49,000	2,862
		17,231
Household Durables - 0.8%
D.R. Horton, Inc.	146,900	5,922
Ryland Group, Inc.	98,000	5,639
		11,561
Media - 0.2%
Gemstar-TV Guide International, Inc. (a)	100,000	592
XM Satellite Radio Holdings, Inc. Class A (a)	50,000	1,881
		2,473
TOTAL CONSUMER DISCRETIONARY		31,265
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Safeway, Inc. (a)	50,000	987
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Halliburton Co.	100,000	3,924
Schlumberger Ltd. (NY Shares)	88,200	5,905
		9,829
Oil & Gas - 1.2%
ConocoPhillips	24,500	2,127
Exxon Mobil Corp.	146,900	7,530
Frontline Ltd. (NY Shares)	38,200	1,695
OMI Corp.	58,800	991
Ship Finance International Ltd.	9,093	187
Teekay Shipping Corp.	60,000	2,527
Tsakos Energy Navigation Ltd.	38,600	1,381
Valero Energy Corp.	25,000	1,135
		17,573
TOTAL ENERGY		27,402
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 1.2%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.	40,000	$ 4,162
Knight Trading Group, Inc. (a)	195,900	2,145
		6,307
Commercial Banks - 0.4%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	50,000	3,759
Silicon Valley Bancshares (a)	35,100	1,573
		5,332
Diversified Financial Services - 0.1%
Archipelago Holdings, Inc.	100,000	2,097
Insurance - 0.1%
Scottish Re Group Ltd.	50,000	1,295
Thrifts & Mortgage Finance - 0.2%
W Holding Co., Inc.	126,378	2,899
TOTAL FINANCIALS		17,930
HEALTH CARE - 2.7%
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)	146,900	5,140
ImClone Systems, Inc. (a)	150,000	6,912
Invitrogen Corp. (a)	30,000	2,014
MedImmune, Inc. (a)	78,400	2,125
Myogen, Inc. (a)	150,000	1,211
OSI Pharmaceuticals, Inc. (a)	15,000	1,123
Pharmion Corp. (a)	18,800	794
Protein Design Labs, Inc. (a)	60,000	1,240
		20,559
Health Care Equipment & Supplies - 0.1%
BioLase Technology, Inc.	100,000	1,087
Dade Behring Holdings, Inc. (a)	20,000	1,120
		2,207
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	100,000	5,815
UnitedHealth Group, Inc.	58,800	5,176
		10,991
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
NitroMed, Inc. (a)	100,000	$ 2,665
Sepracor, Inc. (a)	80,000	4,750
		7,415
TOTAL HEALTH CARE		41,172
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.4%
L-3 Communications Holdings, Inc.	49,000	3,589
Rockwell Collins, Inc.	73,500	2,899
		6,488
Air Freight & Logistics - 0.6%
FedEx Corp.	49,000	4,826
United Parcel Service, Inc. Class B	49,000	4,188
		9,014
Airlines - 0.9%
AMR Corp. (a)	593,406	6,498
Northwest Airlines Corp. (a)	93,800	1,025
Ryanair Holdings PLC sponsored ADR (a)	80,000	3,260
Southwest Airlines Co.	200,000	3,256
		14,039
Commercial Services & Supplies - 0.8%
Apollo Group, Inc. Class A (a)	30,000	2,421
Monster Worldwide, Inc. (a)	215,700	7,256
Robert Half International, Inc.	78,400	2,307
		11,984
Industrial Conglomerates - 0.3%
General Electric Co.	97,900	3,573
Machinery - 0.3%
Bucyrus International, Inc. Class A	50,000	2,032
Joy Global, Inc.	60,000	2,606
		4,638
Marine - 0.0%
Golden Ocean Group Ltd. (a)	114,600	72
Road & Rail - 0.2%
Union Pacific Corp.	39,200	2,636
TOTAL INDUSTRIALS		52,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.3%
Juniper Networks, Inc. (a)	146,900	$ 3,994
Lucent Technologies, Inc. (a)	783,600	2,946
Lucent Technologies, Inc. warrants 12/10/07 (a)	9,601	15
QUALCOMM, Inc.	49,000	2,078
Research In Motion Ltd. (a)	45,000	3,704
Sonus Networks, Inc. (a)	250,000	1,433
Telefonaktiebolaget LM Ericsson ADR (a)	148,700	4,683
		18,853
Computers & Peripherals - 1.3%
Apple Computer, Inc. (a)	90,000	5,796
Avid Technology, Inc. (a)	20,000	1,235
Dell, Inc. (a)	75,000	3,161
EMC Corp. (a)	195,900	2,913
M-Systems Flash Disk Pioneers Ltd. (a)	65,700	1,296
Network Appliance, Inc. (a)	97,900	3,252
palmOne, Inc. (a)	70,000	2,209
		19,862
Electronic Equipment & Instruments - 0.1%
Hon Hai Precision Industries Co. Ltd.	459,999	2,127
Internet Software & Services - 0.5%
Google, Inc. Class A	29,400	5,677
Yahoo!, Inc. (a)	50,000	1,884
		7,561
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp. (a)	60,000	1,242
ASML Holding NV (NY Shares) (a)	40,000	636
Atmel Corp. (a)	500,000	1,960
Credence Systems Corp. (a)	100,000	915
Cree, Inc. (a)	40,000	1,603
FormFactor, Inc. (a)	100,000	2,714
Intel Corp.	75,000	1,754
Lam Research Corp. (a)	40,000	1,156
Marvell Technology Group Ltd. (a)	120,000	4,256
Mattson Technology, Inc. (a)	150,000	1,689
Silicon Image, Inc. (a)	195,900	3,225
Silicon Laboratories, Inc. (a)	60,000	2,119
Skyworks Solutions, Inc. (a)	100,000	943
STATS ChipPAC Ltd. ADR (a)	200,000	1,224
Trident Microsystems, Inc. (a)	100,000	1,672
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	100,000	$ 1,885
Volterra Semiconductor Corp.	10,000	222
		29,215
Software - 1.3%
BEA Systems, Inc. (a)	400,000	3,544
Computer Associates International, Inc.	63	2
Microsoft Corp.	104,900	2,802
Quest Software, Inc. (a)	250,000	3,988
Red Hat, Inc. (a)	50,000	668
RSA Security, Inc. (a)	97,900	1,964
THQ, Inc. (a)	100,000	2,294
VERITAS Software Corp. (a)	147,900	4,223
		19,485
TOTAL INFORMATION TECHNOLOGY		97,103
MATERIALS - 2.0%
Chemicals - 1.0%
Lyondell Chemical Co.	272,900	7,886
Monsanto Co.	80,000	4,444
Praxair, Inc.	50,000	2,208
		14,538
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	100,000	2,265
Smurfit-Stone Container Corp. (a)	71,400	1,334
		3,599
Metals & Mining - 0.4%
Kinross Gold Corp. (a)	200,000	1,408
Massey Energy Co.	50,000	1,748
Peabody Energy Corp.	40,000	3,236
		6,392
Paper & Forest Products - 0.4%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	321,000	5,200
TOTAL MATERIALS		29,729
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Arbinet-thexchange, Inc.	2,900	$ 72
Philippine Long Distance Telephone Co. sponsored ADR (a)	147,900	3,687
PT Indosat Tbk sponsored ADR	97,900	3,053
SBC Communications, Inc.	47,900	1,234
Verizon Communications, Inc.	97,900	3,966
		12,012
Wireless Telecommunication Services - 1.1%
America Movil SA de CV sponsored ADR	97,900	5,125
American Tower Corp. Class A (a)	175,700	3,233
Nextel Communications, Inc. Class A (a)	169,400	5,082
Nextel Partners, Inc. Class A (a)	195,900	3,828
		17,268
TOTAL TELECOMMUNICATION SERVICES		29,280
UTILITIES - 0.0%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
TOTAL COMMON STOCKS (Cost $270,121)		327,312
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.93% to 2.21% 2/3/05 to 3/10/05 (d) (Cost $4,234)	$ 4,250	4,235
Asset-Backed Securities - 0.0%

Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.0825% 7/15/08 (e) (Cost $687)	690	692
Fixed-Income Funds - 37.6%
	Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (b)	75,083	$ 7,500
Fidelity High Income Central Investment Portfolio 1 (b)	446,101	44,887
Fidelity Tactical Income Central Investment Portfolio (b)	5,149,103	514,962
TOTAL FIXED-INCOME FUNDS (Cost $556,175)		567,349
Money Market Funds - 30.3%

Fidelity Cash Central Fund, 2.24% (b)	318,573,356	318,573
Fidelity Money Market Central Fund, 2.22% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	3,733,375	3,733
TOTAL MONEY MARKET FUNDS (Cost $457,856)		457,856
Cash Equivalents - 10.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.52%, dated 12/31/04 due 1/3/05) (f) (Cost $155,761)	$ 155,781	155,761
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,444,834)		1,513,205
NET OTHER ASSETS - (0.2)%		(2,930)
NET ASSETS - 100%		$ 1,510,275
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
246 S&P 500 Index Contracts	March 2005	$ 74,643	$ 508
The face value of futures purchased as a percentage of net assets - 4.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the funds at period end. A summary of the top fifty holdings for each Fidelity Central Investment Portfolio is provided at the end of this report. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,235,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$155,761,000 due 1/3/05 at 1.52%
Barclays Capital Inc.	$ 9,712,089
Bear Stearns & Co. Inc.	19,424,179
BNP Paribas Securities Corp.	11,007,035
Goldman, Sachs & Co.	19,553,673
Morgan Stanley & Co. Incorporated	15,158,823
UBS Securities LLC	80,905,201
$ 155,761,000
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,445,090,000. Net unrealized appreciation aggregated $68,115,000, of which $71,323,000 related to appreciated investment securities and $3,208,000 related to depreciated investment securities.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	$ 2,000,000	$ 2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Quarterly Report

December 31, 2004 (Unaudited)

Fidelity High Income Central Investment Portfolio 1

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	$ 6,100,000	$ 6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Quarterly Report

December 31, 2004 (Unaudited)

Fidelity Tactical Income Central Investment Portfolio

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Fannie Mae 2.5% 6/15/06	$ 300,574,000	$ 297,920,521	9.1
Fannie Mae 5.5% 2/1/11 to 10/1/34	252,447,885	257,306,877	7.9
Fannie Mae 5% 2/1/18 to 10/1/34	178,376,522	178,713,208	5.5
Fannie Mae 4.5% 5/1/18 to 10/1/33	170,577,233	167,249,124	5.1
U.S. Treasury Bonds 8% 11/15/21	99,000,000	135,896,805	4.1
Fannie Mae 6.5% 12/1/10 to 8/1/34	101,100,713	106,226,069	3.3
Fannie Mae 4% 6/1/18 to 10/1/19	96,108,495	93,925,045	2.9
Fannie Mae 6.25% 2/1/11	58,700,000	64,353,691	2.0
U.S. Treasury Inflation-Indexed Bonds 3.375% 4/15/32	45,485,613	60,192,020	1.9
Freddie Mac 5.25% 11/5/12	51,240,000	52,100,832	1.6
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	48,033,570	49,714,745	1.5
Freddie Mac 5.875% 3/21/11	45,055,000	48,643,586	1.5
Fannie Mae 2.15% 4/13/06	41,925,000	41,433,346	1.3
U.S. Treasury Notes 2.75% 7/31/06	36,750,000	36,630,857	1.1
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	33,157,358	1.0
Fannie Mae 7% 11/1/05 to 2/1/33	29,751,125	31,542,572	1.0
Government National Mortgage Association 6.5% 12/15/07 to 9/15/34	27,077,676	28,590,680	0.9
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10	23,057,900	26,746,263	0.8
Fannie Mae 6% 1/1/09 to 1/1/34	25,645,383	26,722,935	0.8
Freddie Mac 2.7% 3/16/07	26,750,000	26,413,592	0.8
Government National Mortgage Association 7% 6/15/24 to 12/15/33	23,362,699	24,842,636	0.8
Freddie Mac 2.85% 2/23/07	22,000,000	21,757,758	0.7
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,452,581	0.6
United Mexican States 7.5% 4/8/33	18,650,000	20,142,000	0.6
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,664,010	0.6
Principal Life Global Funding I 5.125% 6/28/07	18,600,000	19,192,019	0.6
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.2175% 10/25/32	18,293,000	18,384,505	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 16,160,000	$ 17,774,930	0.6
Bank of America Corp. 7.8% 2/15/10	14,984,000	17,424,894	0.5
Ford Motor Co. 7.45% 7/16/31	16,780,000	16,876,284	0.5
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class ED, 4.5% 8/15/17	16,863,000	16,854,700	0.5
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,991,638	0.5
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,897,848	0.5
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14	14,885,000	15,635,189	0.5
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	15,080,000	15,401,988	0.5
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	14,571,983	15,386,481	0.5
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D2, 6.992% 11/15/07	13,890,000	14,951,278	0.5
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,150,000	14,723,107	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2866 Class XE, 4% 12/15/18	14,870,000	14,460,797	0.4
General Motors Corp. 8.25% 7/15/23	13,340,000	13,895,904	0.4
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07	12,680,000	13,502,634	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class EG, 4.5% 4/15/19	13,500,000	13,091,443	0.4
Washington Mutual, Inc. 4.625% 4/1/14	13,600,000	13,002,321	0.4
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35	12,610,000	12,610,000	0.4
Dominion Resources, Inc. 6.25% 6/30/12	11,435,000	12,484,607	0.4
CBM Funding Corp. sequential pay Series 1996-1 Class B, 7.48% 2/1/08	11,335,000	12,359,377	0.4
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Equitable Life Assurance Society of the United States Series 174 Class B1, 7.33% 5/15/06	$ 11,400,000	$ 11,950,650	0.4
Bank of America Corp. 7.4% 1/15/11	10,286,000	11,915,076	0.4
Fannie Mae planned amortization class Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,900,664	0.3
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,766,511	0.3
Top 50 Holdings as a Percentage of Fund's Net Assets - 68.7%

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Growth®

December 31, 2004

1.811339.100

AMG-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	64,400	$ 1,632
Automobiles - 0.1%
Honda Motor Co. Ltd.	48,500	2,528
Distributors - 0.0%
Li & Fung Ltd.	908,000	1,530
Hotels, Restaurants & Leisure - 0.4%
Enterprise Inns PLC	115,700	1,765
Kerzner International Ltd. (a)	32,200	1,934
McDonald's Corp.	315,100	10,102
		13,801
Household Durables - 0.2%
Techtronic Industries Co. Ltd.	2,112,000	4,606
Thomson SA	109,700	2,894
		7,500
Leisure Equipment & Products - 0.1%
Aruze Corp.	21,900	558
Fuji Photo Film Co. Ltd.	91,100	3,369
		3,927
Media - 3.3%
Antena 3 Television SA (a)	12,400	894
Clear Channel Communications, Inc.	2,810,149	94,112
Dow Jones & Co., Inc.	34,600	1,490
News Corp. Class A	835,000	15,581
SKY Perfect Communications, Inc.	1,115	1,208
Taylor Nelson Sofres PLC	382,000	1,657
Time Warner, Inc. (a)	391,582	7,612
Tv Asahi Corp.	795	1,614
		124,168
Specialty Retail - 3.8%
Fast Retailing Co. Ltd.	26,200	1,995
Hennes & Mauritz AB (H&M) (B Shares)	86,750	3,022
Home Depot, Inc.	2,996,900	128,088
Ross Stores, Inc.	50,579	1,460
Staples, Inc.	55,800	1,881
TJX Companies, Inc.	183,500	4,611
		141,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	126,668	$ 3,757
TOTAL CONSUMER DISCRETIONARY		299,900
CONSUMER STAPLES - 5.4%
Beverages - 0.5%
PepsiCo, Inc.	226,305	11,813
Pernod-Ricard	39,100	5,978
		17,791
Food & Staples Retailing - 2.8%
CVS Corp.	1,247,600	56,229
Safeway, Inc. (a)	984,600	19,436
Wal-Mart Stores, Inc.	561,700	29,669
		105,334
Food Products - 0.0%
People's Food Holdings Ltd.	2,133,000	1,960
Household Products - 0.3%
Colgate-Palmolive Co.	110,900	5,674
Kimberly-Clark Corp.	12,200	803
Procter & Gamble Co.	73,800	4,065
		10,542
Personal Products - 0.8%
Alberto-Culver Co.	542,855	26,366
Estee Lauder Companies, Inc. Class A	39,800	1,822
		28,188
Tobacco - 1.0%
Altria Group, Inc.	591,480	36,139
TOTAL CONSUMER STAPLES		199,954
ENERGY - 3.3%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.	553,800	22,180
ENSCO International, Inc.	392,500	12,458
GlobalSantaFe Corp.	560,773	18,567
Nabors Industries Ltd. (a)	56,600	2,903
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Technip-Coflexip SA	14,300	$ 2,638
Transocean, Inc. (a)	525,600	22,280
		81,026
Oil & Gas - 1.1%
Canadian Natural Resources Ltd.	82,400	3,519
ChevronTexaco Corp.	71,100	3,733
ConocoPhillips	218,800	18,998
EnCana Corp.	76,200	4,343
ENI Spa	140,800	3,544
Exxon Mobil Corp.	72,680	3,726
Total SA Series B	25,900	5,690
		43,553
TOTAL ENERGY		124,579
FINANCIALS - 18.8%
Capital Markets - 2.8%
Credit Suisse Group (Reg.)	105,647	4,457
Goldman Sachs Group, Inc.	208,500	21,692
JAFCO Co. Ltd.	41,000	2,786
Julius Baer Holding AG (Bearer)	5,106	1,534
Lehman Brothers Holdings, Inc.	80,300	7,025
Man Group PLC	86,400	2,441
Matsui Securities Co. Ltd.	39,600	1,380
Merrill Lynch & Co., Inc.	434,300	25,958
Morgan Stanley	459,700	25,523
Nomura Holdings, Inc.	183,000	2,664
UBS AG (Reg.)	96,691	8,107
		103,567
Commercial Banks - 3.6%
Banca Intesa Spa	652,000	3,131
Bank of America Corp.	1,476,850	69,397
HSBC Holdings PLC (United Kingdom) (Reg.)	235,200	4,005
Mitsui Trust Holdings, Inc.	168,000	1,680
Mizuho Financial Group, Inc.	853	4,297
North Fork Bancorp, Inc., New York	127,113	3,667
Societe Generale Series A	42,500	4,292
Sumitomo Mitsui Financial Group, Inc.	701	5,099
Synovus Financial Corp.	217,300	6,210
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	466,128	$ 24,518
Wells Fargo & Co.	124,000	7,707
		134,003
Consumer Finance - 0.4%
MBNA Corp.	472,800	13,328
SFCG Co. Ltd.	9,090	2,298
		15,626
Diversified Financial Services - 2.1%
Citigroup, Inc.	1,153,333	55,568
ING Groep NV (Certificaten Van Aandelen)	111,300	3,367
J.P. Morgan Chase & Co.	488,578	19,059
		77,994
Insurance - 6.1%
ACE Ltd.	201,000	8,593
AFLAC, Inc.	52,200	2,080
Allianz AG (Reg.)	16,500	2,193
AMBAC Financial Group, Inc.	165,100	13,560
American International Group, Inc.	2,058,500	135,169
Hartford Financial Services Group, Inc.	464,400	32,188
MBIA, Inc.	158,100	10,005
MetLife, Inc.	344,700	13,964
PartnerRe Ltd.	50,600	3,134
Prudential Financial, Inc.	129,200	7,101
		227,987
Thrifts & Mortgage Finance - 3.8%
Fannie Mae	1,503,886	107,092
MGIC Investment Corp.	221,500	15,264
New York Community Bancorp, Inc.	352,733	7,256
Sovereign Bancorp, Inc.	3,200	72
Washington Mutual, Inc.	230,600	9,750
		139,434
TOTAL FINANCIALS		698,611
HEALTH CARE - 12.5%
Biotechnology - 0.4%
Actelion Ltd. (Reg.) (a)	69,574	7,132
CSL Ltd.	232,213	5,314
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Global Bio-Chem Technology Group Co. Ltd.	2,470,000	$ 1,621
QIAGEN NV (a)	179,700	1,968
		16,035
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	248,000	8,566
Medtronic, Inc.	69,600	3,457
Thermo Electron Corp. (a)	4,000	121
		12,144
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	2,284,620	132,851
Henry Schein, Inc. (a)	46,100	3,210
Service Corp. International (SCI) (a)	169,105	1,260
UnitedHealth Group, Inc.	29,500	2,597
		139,918
Pharmaceuticals - 8.0%
Barr Pharmaceuticals, Inc. (a)	37,500	1,708
Johnson & Johnson	707,100	44,844
Merck & Co., Inc.	399,180	12,830
Novartis AG (Reg.)	81,559	4,122
Novo Nordisk AS Series B	101,300	5,525
Pfizer, Inc.	3,816,200	102,618
Roche Holding AG (participation certificate)	38,304	4,377
Schering-Plough Corp.	659,380	13,768
Shire Pharmaceuticals Group PLC	240,900	2,566
Wyeth	2,427,300	103,379
		295,737
TOTAL HEALTH CARE		463,834
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.7%
BAE Systems PLC	283,800	1,255
Lockheed Martin Corp.	146,900	8,160
Northrop Grumman Corp.	110,700	6,018
United Technologies Corp.	105,900	10,945
		26,378
Air Freight & Logistics - 0.0%
Ryder System, Inc.	28,700	1,371
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
British Airways PLC (a)	631,200	$ 2,847
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	84,900	2,251
Capita Group PLC	264,000	1,853
ChoicePoint, Inc. (a)	162,578	7,477
		11,581
Electrical Equipment - 0.2%
ABB Ltd. (Reg.) (a)	646,490	3,603
Johnson Electric Holdings Ltd.	1,806,500	1,755
		5,358
Industrial Conglomerates - 3.7%
General Electric Co.	2,489,740	90,876
Siemens AG (Reg.)	65,600	5,554
Tyco International Ltd.	1,145,300	40,933
		137,363
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	229,900	18,461
Invensys PLC (a)	7,250,000	2,157
Weichai Power Co. Ltd. (H Shares)	237,000	657
		21,275
Marine - 0.0%
Alexander & Baldwin, Inc.	14,900	632
Road & Rail - 0.2%
CSX Corp.	78,000	3,126
Union Pacific Corp.	41,400	2,784
		5,910
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	820,000	1,546
TOTAL INDUSTRIALS		214,261
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.1%
Alcatel SA (RFD) (a)	675,300	10,555
Cisco Systems, Inc. (a)	2,208,400	42,622
Comverse Technology, Inc. (a)	246,500	6,027
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. warrants 12/10/07 (a)	24,077	$ 38
Motorola, Inc.	1,018,700	17,522
		76,764
Computers & Peripherals - 1.7%
ASUSTeK Computer, Inc.	522,000	1,388
Dell, Inc. (a)	885,500	37,315
Diebold, Inc.	77,000	4,291
Hewlett-Packard Co.	814,400	17,078
Solomon Systech Ltd.	2,150,000	531
Sun Microsystems, Inc. (a)	324,700	1,747
		62,350
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	314,400	4,345
Hon Hai Precision Industries Co. Ltd.	476,000	2,201
Hoya Corp.	18,600	2,101
Jabil Circuit, Inc. (a)	230,600	5,899
Optimax Technology Corp.	453,000	1,154
Sanmina-SCI Corp. (a)	333,600	2,826
Solectron Corp. (a)	1,169,800	6,235
Yageo Corp. (a)	3,122,000	1,120
		25,881
Internet Software & Services - 0.1%
Softbank Corp.	59,800	2,913
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	141,600	8,523
First Data Corp.	291,800	12,413
		20,936
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	40,400	1,492
Applied Materials, Inc. (a)	420,500	7,191
ASML Holding NV (a)	182,500	2,904
ASML Holding NV (NY Shares) (a)	540,100	8,593
Freescale Semiconductor, Inc. Class B	112,457	2,065
Intel Corp.	1,663,040	38,899
KLA-Tencor Corp. (a)	109,800	5,114
Lam Research Corp. (a)	145,475	4,206
Linear Technology Corp.	34,800	1,349
Novellus Systems, Inc. (a)	92,500	2,580
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	480,204	$ 4,077
United Microelectronics Corp. sponsored ADR	901,885	3,184
Xilinx, Inc.	23,700	703
		82,357
Software - 3.5%
BEA Systems, Inc. (a)	676,800	5,996
Computer Associates International, Inc.	914	28
Microsoft Corp.	4,453,608	118,956
VERITAS Software Corp. (a)	247,200	7,058
		132,038
TOTAL INFORMATION TECHNOLOGY		403,239
MATERIALS - 0.8%
Chemicals - 0.1%
Praxair, Inc.	77,100	3,404
Construction Materials - 0.1%
HeidelbergCement AG	75,642	4,546
Metals & Mining - 0.2%
Alcan, Inc.	147,400	7,223
BHP Billiton PLC	187,100	2,192
		9,415
Paper & Forest Products - 0.4%
Aracruz Celulose SA sponsored ADR	185,200	6,982
Bowater, Inc.	46,300	2,036
International Paper Co.	34,900	1,466
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	184,250	2,985
		13,469
TOTAL MATERIALS		30,834
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.7%
BellSouth Corp.	706,700	19,639
Deutsche Telekom AG (Reg.) (a)	284,700	6,457
e.Biscom Spa (a)	9,600	553
Qwest Communications International, Inc. (a)	3,648,600	16,200
SBC Communications, Inc.	3,971,000	102,333
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica SA	163,700	$ 3,083
Verizon Communications, Inc.	643,700	26,076
		174,341
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	305,300	9,159
Vodafone Group PLC	3,655,800	10,010
		19,169
TOTAL TELECOMMUNICATION SERVICES		193,510
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	88,200	5,961
FirstEnergy Corp.	200,500	7,922
PG&E Corp. (a)	276,900	9,215
		23,098
TOTAL COMMON STOCKS (Cost $2,562,673)		2,651,820
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	56,000	2,807
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,848)		2,807
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d)	$ 1,930	2,565
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	7,880	13,256
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 1,130	$ 1,003
TOTAL CONVERTIBLE BONDS (Cost $11,630)		16,824
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.7% to 2.21% 1/13/05 to 3/10/05 (e) (Cost $8,969)	9,000	8,972
Fixed-Income Funds - 13.6%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	187,706	18,750
Fidelity High Income Central Investment Portfolio 1 (b)	2,660,143	267,664
Fidelity Tactical Income Central Investment Portfolio (b)	2,179,937	218,016
TOTAL FIXED-INCOME FUNDS (Cost $482,265)		504,430
Money Market Funds - 14.9%

Fidelity Cash Central Fund, 2.24% (b)	528,945,624	528,946
Fidelity Money Market Central Fund, 2.22% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	18,054,816	18,055
TOTAL MONEY MARKET FUNDS (Cost $555,057)		555,057
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,623,442)		3,739,910
NET OTHER ASSETS - (0.6)%		(23,210)
NET ASSETS - 100%		$ 3,716,700
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
504 S&P 500 Index Contracts	March 2005	$ 152,926	$ 1,041
The face value of futures purchased as a percentage of net assets - 4.1%

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the funds at period end. A summary of the top fifty holdings for each Fidelity Central Investment Portfolio is provided at the end of this report. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,565,000 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,972,000.
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,636,306,000. Net unrealized depreciation aggregated $103,604,000, of which $324,636,000 related to appreciated investment securities and $221,032,000 related to depreciated investment securities.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	$ 2,000,000	$ 2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Quarterly Report

December 31, 2004 (Unaudited)

Fidelity High Income Central Investment Portfolio 1

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	$ 6,100,000	$ 6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Fannie Mae 2.5% 6/15/06	$ 300,574,000	$ 297,920,521	9.1
Fannie Mae 5.5% 2/1/11 to 10/1/34	252,447,885	257,306,877	7.9
Fannie Mae 5% 2/1/18 to 10/1/34	178,376,522	178,713,208	5.5
Fannie Mae 4.5% 5/1/18 to 10/1/33	170,577,233	167,249,124	5.1
U.S. Treasury Bonds 8% 11/15/21	99,000,000	135,896,805	4.1
Fannie Mae 6.5% 12/1/10 to 8/1/34	101,100,713	106,226,069	3.3
Fannie Mae 4% 6/1/18 to 10/1/19	96,108,495	93,925,045	2.9
Fannie Mae 6.25% 2/1/11	58,700,000	64,353,691	2.0
U.S. Treasury Inflation-Indexed Bonds 3.375% 4/15/32	45,485,613	60,192,020	1.9
Freddie Mac 5.25% 11/5/12	51,240,000	52,100,832	1.6
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	48,033,570	49,714,745	1.5
Freddie Mac 5.875% 3/21/11	45,055,000	48,643,586	1.5
Fannie Mae 2.15% 4/13/06	41,925,000	41,433,346	1.3
U.S. Treasury Notes 2.75% 7/31/06	36,750,000	36,630,857	1.1
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	33,157,358	1.0
Fannie Mae 7% 11/1/05 to 2/1/33	29,751,125	31,542,572	1.0
Government National Mortgage Association 6.5% 12/15/07 to 9/15/34	27,077,676	28,590,680	0.9
U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10	23,057,900	26,746,263	0.8
Fannie Mae 6% 1/1/09 to 1/1/34	25,645,383	26,722,935	0.8
Freddie Mac 2.7% 3/16/07	26,750,000	26,413,592	0.8
Government National Mortgage Association 7% 6/15/24 to 12/15/33	23,362,699	24,842,636	0.8
Freddie Mac 2.85% 2/23/07	22,000,000	21,757,758	0.7
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,452,581	0.6
United Mexican States 7.5% 4/8/33	18,650,000	20,142,000	0.6
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,664,010	0.6
Principal Life Global Funding I 5.125% 6/28/07	18,600,000	19,192,019	0.6
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.2175% 10/25/32	18,293,000	18,384,505	0.6
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 16,160,000	$ 17,774,930	0.6
Bank of America Corp. 7.8% 2/15/10	14,984,000	17,424,894	0.5
Ford Motor Co. 7.45% 7/16/31	16,780,000	16,876,284	0.5
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class ED, 4.5% 8/15/17	16,863,000	16,854,700	0.5
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,991,638	0.5
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,897,848	0.5
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14	14,885,000	15,635,189	0.5
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	15,080,000	15,401,988	0.5
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	14,571,983	15,386,481	0.5
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D2, 6.992% 11/15/07	13,890,000	14,951,278	0.5
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,150,000	14,723,107	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2866 Class XE, 4% 12/15/18	14,870,000	14,460,797	0.4
General Motors Corp. 8.25% 7/15/23	13,340,000	13,895,904	0.4
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07	12,680,000	13,502,634	0.4
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2773 Class EG, 4.5% 4/15/19	13,500,000	13,091,443	0.4
Washington Mutual, Inc. 4.625% 4/1/14	13,600,000	13,002,321	0.4
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35	12,610,000	12,610,000	0.4
Dominion Resources, Inc. 6.25% 6/30/12	11,435,000	12,484,607	0.4
CBM Funding Corp. sequential pay Series 1996-1 Class B, 7.48% 2/1/08	11,335,000	12,359,377	0.4
Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Equitable Life Assurance Society of the United States Series 174 Class B1, 7.33% 5/15/06	$ 11,400,000	$ 11,950,650	0.4
Bank of America Corp. 7.4% 1/15/11	10,286,000	11,915,076	0.4
Fannie Mae planned amortization class Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,900,664	0.3
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,766,511	0.3
Top 50 Holdings as a Percentage of Fund's Net Assets - 68.7%

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Investment Grade Bond Fund

December 31, 2004

1.811342.100

SIG-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 1,910	$ 1,906
4.75% 1/15/08	8,490	8,671
		10,577
Automobiles - 0.8%
Ford Motor Co.:
6.625% 10/1/28	2,065	1,926
7.45% 7/16/31	9,920	9,977
General Motors Corp. 8.375% 7/15/33	8,000	8,289
		20,192
Media - 1.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	6,975	8,062
Cox Communications, Inc.:
7.125% 10/1/12	2,145	2,404
7.75% 11/1/10	6,210	7,114
Liberty Media Corp. 8.25% 2/1/30	2,775	3,155
News America Holdings, Inc. 8% 10/17/16	5,400	6,585
News America, Inc. 6.2% 12/15/34 (b)	5,000	5,068
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,672
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	940
10.15% 5/1/12	500	656
		39,656
TOTAL CONSUMER DISCRETIONARY		70,425
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	2,120	2,158
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	6,475	7,016
TOTAL CONSUMER STAPLES		9,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 2.9%
Energy Equipment & Services - 0.9%
Cooper Cameron Corp. 2.65% 4/15/07	$ 2,835	$ 2,761
Petronas Capital Ltd. 7% 5/22/12 (b)	18,165	20,809
		23,570
Oil & Gas - 2.0%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	3,555	3,587
Duke Energy Field Services LLC 7.875% 8/16/10	5,400	6,298
Enterprise Products Operating LP:
4.625% 10/15/09 (b)	960	958
5.6% 10/15/14 (b)	680	686
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,223
Pemex Project Funding Master Trust 7.375% 12/15/14	21,500	23,897
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	5,200	6,144
Williams Companies, Inc.:
7.125% 9/1/11	3,075	3,359
7.5% 1/15/31	910	942
		49,094
TOTAL ENERGY		72,664
FINANCIALS - 9.3%
Capital Markets - 0.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,400	2,337
4.25% 9/4/12 (e)	2,835	2,846
Goldman Sachs Group, Inc. 6.6% 1/15/12	8,325	9,291
Merrill Lynch & Co., Inc. 5% 1/15/15	2,980	2,968
Morgan Stanley 4.75% 4/1/14	2,980	2,904
		20,346
Commercial Banks - 1.1%
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,320	1,316
5.25% 2/10/14 (b)	2,225	2,266
Korea Development Bank:
3.875% 3/2/09	6,990	6,899
4.75% 7/20/09	2,350	2,394
5.75% 9/10/13	4,543	4,814
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(e)	$ 7,500	$ 7,631
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,555
		27,875
Consumer Finance - 2.4%
Capital One Bank:
4.875% 5/15/08	4,370	4,488
6.5% 6/13/13	4,660	5,092
General Electric Capital Corp.:
6% 6/15/12	2,500	2,725
6.125% 2/22/11	14,500	15,883
Household Finance Corp.:
4.125% 11/16/09	9,910	9,857
6.375% 11/27/12	3,370	3,723
7% 5/15/12	2,045	2,335
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,791
MBNA America Bank NA 6.625% 6/15/12	4,320	4,764
MBNA Corp. 7.5% 3/15/12	5,360	6,192
		60,850
Diversified Financial Services - 1.8%
Duke Capital LLC 4.331% 11/16/06	1,395	1,413
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	1,260	1,358
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (b)	6,260	6,592
7.45% 11/24/33 (b)	2,800	3,103
International Lease Finance Corp. 4.375% 11/1/09	2,800	2,806
J.P. Morgan Chase & Co.:
4.875% 3/15/14	3,990	3,967
5.125% 9/15/14	10,000	10,066
6.75% 2/1/11	7,480	8,403
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	8,915	9,364
		47,072
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	6,900	6,838
Assurant, Inc. 5.625% 2/15/14	1,830	1,890
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,305	2,314
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	6,592	7,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
5% 3/15/13	$ 1,710	$ 1,671
6.375% 3/15/33	2,200	2,260
		22,127
Real Estate - 1.5%
Boston Properties, Inc. 6.25% 1/15/13	2,522	2,736
Camden Property Trust 5.875% 6/1/07	2,400	2,510
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	2,895
CenterPoint Properties Trust 5.75% 8/15/09	3,065	3,240
EOP Operating LP:
4.65% 10/1/10	3,070	3,084
4.75% 3/15/14	4,800	4,643
Gables Realty LP:
5.75% 7/15/07	5,500	5,707
6.8% 3/15/05	765	770
Healthcare Realty Trust, Inc. 5.125% 4/1/14	3,585	3,503
Merry Land & Investment Co., Inc. 7.25% 6/15/05	3,150	3,207
Regency Centers LP 6.75% 1/15/12	5,055	5,640
		37,935
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc. 4% 3/22/11	5,990	5,824
Independence Community Bank Corp. 3.75% 4/1/14 (e)	2,250	2,169
Washington Mutual Bank 5.125% 1/15/15	3,400	3,377
Washington Mutual, Inc. 4.625% 4/1/14	8,575	8,198
		19,568
TOTAL FINANCIALS		235,773
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,030	3,496
7.45% 5/1/34 (b)	60	51
		3,547
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	4,015	3,960
TOTAL INDUSTRIALS		7,507
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	$ 815	$ 820
6.5% 10/1/34	1,485	1,512
		2,332
Containers & Packaging - 0.1%
Sealed Air Corp. 6.875% 7/15/33 (b)	2,140	2,311
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	955	958
5.5% 1/15/14	2,410	2,490
Weyerhaeuser Co. 5.25% 12/15/09	1,607	1,678
		5,126
TOTAL MATERIALS		9,769
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.7%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,416
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,375	1,713
BellSouth Corp. 6.55% 6/15/34	11,500	12,531
British Telecommunications PLC:
8.375% 12/15/10	4,545	5,458
8.875% 12/15/30	1,500	2,009
Deutsche Telekom International Finance BV:
5.25% 7/22/13	3,270	3,364
8.25% 6/15/05	2,890	2,957
8.5% 6/15/10	1,315	1,567
8.75% 6/15/30	5,645	7,454
France Telecom SA 8.5% 3/1/11	7,940	9,472
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,586
KT Corp. 5.875% 6/24/14 (b)	2,160	2,282
SBC Communications, Inc. 4.125% 9/15/09	5,045	5,036
Sprint Capital Corp. 7.625% 1/30/11	3,700	4,296
Telecom Italia Capital:
4% 11/15/08	5,700	5,678
4.95% 9/30/14 (b)	3,180	3,116
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,772
Verizon Global Funding Corp. 7.375% 9/1/12	6,435	7,573
		95,280
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 5.5% 3/1/14	$ 8,075	$ 7,977
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,695	1,998
		9,975
TOTAL TELECOMMUNICATION SERVICES		105,255
UTILITIES - 2.3%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,878
DTE Energy Co. 7.05% 6/1/11	2,665	3,018
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	7,178
FirstEnergy Corp.:
5.5% 11/15/06	2,920	3,014
6.45% 11/15/11	1,190	1,293
Illinois Power Co. 7.5% 6/15/09	4,800	5,414
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,428
5.875% 10/1/12	1,595	1,690
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,308
Pacific Gas & Electric Co. 4.2% 3/1/11	845	835
Southern California Edison Co. 4.65% 4/1/15	290	284
		34,340
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,354
NiSource Finance Corp. 7.875% 11/15/10	3,505	4,120
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,946
		9,420
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	2,805	3,197
Dominion Resources, Inc.:
6.25% 6/30/12	2,450	2,675
8.125% 6/15/10	7,355	8,657
		14,529
TOTAL UTILITIES		58,289
TOTAL NONCONVERTIBLE BONDS (Cost $537,339)		568,856
U.S. Government and Government Agency Obligations - 16.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
4.375% 7/17/13	$ 9,595	$ 9,337
4.625% 10/15/13	24,000	24,223
5.5% 7/18/12	8,000	8,096
6% 5/15/11	2,500	2,750
6.25% 2/1/11	44,425	48,704
Freddie Mac:
2.85% 2/23/07	10,000	9,890
4.5% 1/15/14	14,050	14,044
5.25% 11/5/12	2,810	2,857
5.875% 3/21/11	22,110	23,871
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		143,772
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	36,453	38,980
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	45,968	47,576
4.25% 1/15/10	9,845	11,420
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		97,976
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bonds 8% 11/15/21	57,335	78,703
U.S. Treasury Notes 2.75% 7/31/06 (d)	99,687	99,364
TOTAL U.S. TREASURY OBLIGATIONS		178,067
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $415,819)		419,815
U.S. Government Agency - Mortgage Securities - 29.2%

Fannie Mae - 27.5%
3.827% 12/1/34 (e)	150	150
3.836% 6/1/33 (c)(e)	357	358
3.878% 6/1/33 (e)	2,208	2,212
3.878% 11/1/34 (e)	3,111	3,125
3.941% 10/1/34 (e)	663	667
3.975% 11/1/34 (e)	947	948
4% 1/1/20 (c)	30,285	29,538
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.021% 12/1/34 (e)	$ 500	$ 503
4.025% 1/1/35 (e)	900	907
4.037% 12/1/34 (e)	323	325
4.048% 1/1/35 (e)	425	428
4.072% 12/1/34 (e)	850	857
4.105% 1/1/35 (e)	925	921
4.17% 11/1/34 (e)	825	829
4.324% 12/1/34 (e)	300	305
4.437% 11/1/34 (e)	7,759	7,861
4.5% 1/1/20 (c)	94,710	94,325
4.5% 7/1/33 to 12/1/33	48,506	46,967
4.549% 8/1/34 (e)	1,143	1,170
5% 1/1/35 (c)	164,000	162,579
5.5% 1/1/09 to 9/1/34	128,547	131,002
5.5% 1/1/35 (c)	59,659	60,498
6% 4/1/13 to 5/1/32	2,474	2,581
6% 1/1/35 (c)	9,080	9,381
6.5% 1/1/20 (c)	34,500	36,570
6.5% 10/1/24 to 10/1/34	69,020	72,465
7% 5/1/13 to 10/1/32	23,378	24,809
7.5% 1/1/26 to 7/1/29	3,676	3,945
9.5% 4/1/17 to 10/1/18	103	116
TOTAL FANNIE MAE		696,342
Freddie Mac - 0.0%
4.985% 8/1/33 (c)(e)	375	385
8.5% 5/1/25 to 8/1/27	304	333
TOTAL FREDDIE MAC		718
Government National Mortgage Association - 1.7%
5.5% 4/15/29 to 5/15/34	11,324	11,575
6% 10/15/08 to 7/15/29	1,447	1,509
6.5% 10/15/27 to 2/15/33	2,592	2,733
7% 3/15/23 to 1/15/33	24,230	25,757
7.5% 12/15/05 to 10/15/27	1,262	1,362
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8% 1/15/30 to 6/15/32	$ 127	$ 138
8.5% 8/15/29	122	133
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		43,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $727,356)		740,267
Asset-Backed Securities - 7.3%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.2675% 11/25/32 (e)	1,920	1,956
Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (e)	975	975
Class M2, 3.5175% 2/25/34 (e)	1,100	1,100
American Express Credit Account Master Trust Series 2004-C Class C, 2.9025% 2/15/12 (b)(e)	11,700	11,717
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.8475% 4/25/34 (e)	545	545
Class M2, 2.8975% 4/25/34 (e)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.7825% 4/15/33 (e)	2,322	2,324
Series 2003-HE7 Class A3, 2.7625% 12/15/33 (e)	3,353	3,355
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.3625% 12/15/09 (e)	3,285	3,329
Series 2004-B2 Class B2, 4.37% 4/15/12	5,500	5,555
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.8675% 2/28/44 (e)	3,282	3,287
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	3,520	3,507
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.0825% 7/15/08 (e)	5,185	5,199
Series 2003-B1 Class B1, 3.5725% 2/17/09 (e)	7,130	7,216
Series 2003-B2 Class B2, 3.5% 2/17/09	3,750	3,752
Series 2003-B4 Class B4, 3.2025% 7/15/11 (e)	3,395	3,457
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,555
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,495	3,475
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.3175% 10/25/33 (e)	1,670	1,722
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.6025% 5/15/09 (e)	1,855	1,855
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (e)	$ 7,200	$ 7,216
Series 2003-C1 Class C1, 3.14% 4/7/10 (e)	2,375	2,432
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (e)	2,300	2,300
Series 2004-3 Class M1, 2.9175% 6/25/34 (e)	650	651
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.0975% 11/25/33 (e)	700	707
Class M2, 4.1675% 11/25/33 (e)	400	410
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.9675% 3/25/34 (e)	175	175
Class M4, 3.3175% 3/25/34 (e)	125	125
Class M6, 3.6675% 3/25/34 (e)	175	175
GSAMP Trust:
Series 2004-FM2:
Class M1, 2.9175% 1/25/34 (e)	1,500	1,500
Class M2, 3.5175% 1/25/34 (e)	700	700
Class M3, 3.7175% 1/25/34 (e)	700	700
Series 2004-OPT Class A1, 2.49% 11/25/34 (e)	4,500	4,500
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.7975% 8/25/33 (e)	489	489
Class M1, 3.2975% 8/25/33 (e)	1,595	1,615
Series 2003-4:
Class M1, 3.2175% 10/25/33 (e)	2,125	2,146
Class M2, 4.3175% 10/25/33 (e)	2,515	2,555
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (b)	3	3
Series 2003-2N Class A, 8% 9/27/33 (b)	187	188
Series 2003-5N Class A, 7.5% 1/27/34 (b)	83	83
Household Home Equity Loan Trust Series 2002-2 Class A, 2.71% 4/20/32 (e)	2,271	2,271
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.2675% 7/25/33 (e)	2,545	2,601
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.7625% 1/15/09 (e)	24,500	24,587
Series 2003-B2 Class B2, 2.7925% 10/15/10 (e)	625	629
Series 2003-B3 Class B3, 2.7775% 1/18/11 (e)	3,295	3,309
Series 2003-B5 Class B5, 2.7725% 2/15/11 (e)	5,010	5,049
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (e)	925	925
Class M2, 2.9675% 7/25/34 (e)	175	175
Class M3, 3.3675% 7/25/34 (e)	350	350
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1: - continued
Class M4, 3.5175% 7/25/34 (e)	$ 235	$ 235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.5175% 12/27/32 (e)	885	898
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (e)	2,910	2,951
Series 2003-NC8 Class M1, 3.1175% 9/25/33 (e)	1,330	1,339
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.4175% 1/25/32 (e)	2,700	2,734
Series 2002-NC1 Class M1, 3.2175% 2/25/32 (b)(e)	1,660	1,675
Series 2002-NC3 Class M1, 3.1375% 8/25/32 (e)	723	730
Series 2003-NC2 Class M2, 4.4175% 2/25/33 (e)	1,430	1,463
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(e)(g)	3,540	1,328
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	3,560	1,954
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.8475% 1/25/33 (e)	1,366	1,368
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,800	4,772
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.8675% 6/25/34 (e)	650	651
Class M4, 3.3925% 6/25/34 (e)	1,065	1,063
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	6,300	6,457
Series 2002-4 Class A, 2.5325% 8/18/09 (e)	5,500	5,504
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (e)	2,165	2,191
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.8525% 3/15/11 (b)(e)	4,670	4,682
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	5,300	5,285
TOTAL ASSET-BACKED SECURITIES (Cost $184,189)		185,152
Collateralized Mortgage Obligations - 6.7%

Private Sponsor - 4.4%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3813% 12/25/33 (e)	1,117	1,113
Class 2A1, 4.2127% 12/25/33 (e)	3,316	3,275
Series 2003-L Class 2A1, 4.0238% 1/25/34 (e)	6,229	6,142
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 4.7507% 10/25/34 (e)	$ 5,033	$ 5,106
Series 2004-B:
Class 1A1, 3.4312% 3/25/34 (e)	2,259	2,245
Class 2A2, 4.1486% 3/25/34 (e)	2,087	2,073
Series 2004-C Class 1A1, 3.4092% 4/25/34 (e)	3,703	3,677
Series 2004-D:
Class 1A1, 3.5886% 5/25/34 (e)	4,484	4,457
Class 2A2, 4.2241% 5/25/34 (e)	5,312	5,286
Series 2004-G Class 2A7, 4.6552% 8/25/34 (e)	4,393	4,429
Series 2004-H Class 2A1, 4.5399% 9/25/34 (e)	4,825	4,802
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (e)	1,939	1,953
Class 2A1, 4.8243% 11/25/34 (e)	7,715	7,745
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (e)	1,641	1,644
Series 2004-AR6 Class 9A2, 2.7875% 10/25/34 (e)	2,481	2,483
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	806	825
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3244% 5/25/17 (e)	4,089	4,221
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2505% 8/25/17 (e)	3,591	3,732
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-G Class A2, 2.99% 11/25/29 (e)	2,235	2,235
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,282	2,352
Series 2004-SL2 Class A1, 6.5% 10/25/16	819	841
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.92% 7/10/35 (b)(e)	4,782	4,881
Class B4, 4.12% 7/10/35 (b)(e)	3,611	3,685
Class B5, 4.72% 7/10/35 (b)(e)	3,416	3,484
Class B6, 5.22% 7/10/35 (b)(e)	1,562	1,594
Series 2003-CB1:
Class B3, 3.82% 6/10/35 (b)(e)	1,643	1,672
Class B4, 4.02% 6/10/35 (b)(e)	1,472	1,498
Class B5, 4.62% 6/10/35 (b)(e)	1,004	1,026
Class B6, 5.12% 6/10/35 (b)(e)	595	609
Series 2004-A Class B5, 4.07% 2/10/36 (b)(e)	3,958	3,994
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-B:
Class B4, 3.47% 2/10/36 (b)(e)	$ 595	$ 596
Class B5, 3.92% 2/10/36 (b)(e)	397	398
Class B6, 4.37% 2/10/36 (b)(e)	99	99
Series 2004-C:
Class B4, 3.32% 9/10/36 (e)	797	797
Class B5, 3.72% 9/10/36 (e)	897	897
Class B6, 4.12% 9/10/36 (e)	100	100
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35 (e)	9,270	9,270
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	770	801
Series 2004-RA2 Class 2A, 7% 7/25/33	1,294	1,327
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.458% 9/25/34 (e)	4,965	4,927
TOTAL PRIVATE SPONSOR		112,291
U.S. Government Agency - 2.3%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	1,128	1,130
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	41	41
Series 2004-80 Class LD, 4% 1/25/19	1,395	1,357
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	84	84
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,000	10,230
Series 2425 Class JH, 6% 3/15/17	2,425	2,549
Series 2498 Class PD, 5.5% 2/15/16	1,661	1,704
Series 2760 Class EB, 4.5% 9/15/16	14,583	14,621
Series 2773 Class EG, 4.5% 4/15/19	12,500	12,122
Series 2866 Class XE, 4% 12/15/18	10,900	10,600
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,049	$ 2,739
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (e)	745	796
TOTAL U.S. GOVERNMENT AGENCY		57,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,790)		170,264
Commercial Mortgage Securities - 4.6%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.7775% 4/25/34 (b)(e)	3,161	3,152
Class B, 4.3175% 4/25/34 (b)(e)	372	371
Class M1, 2.9775% 4/25/34 (b)(e)	279	278
Class M2, 3.6175% 4/25/34 (b)(e)	279	279
Series 2004-2 Class A, 2.8475% 8/25/34 (b)(e)	2,851	2,853
Series 2004-3:
Class A1, 2.7675% 1/25/35 (b)(e)	3,095	3,095
Class A2, 2.8175% 1/25/35 (b)(e)	449	449
Class M1, 2.8975% 1/25/35 (b)(e)	549	549
Class M2, 3.3975% 1/25/35 (b)(e)	349	349
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.6775% 4/14/15 (b)(e)	3,589	3,590
Series 2004-ESA Class A2, 2.7375% 5/14/16 (b)(e)	2,700	2,708
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	1,385	1,415
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	2,525	2,580
Class C, 4.937% 5/14/16 (b)	25	26
Class D, 4.986% 5/14/16 (b)	575	588
Class E, 5.064% 5/14/16 (b)	1,785	1,822
Class F, 5.182% 5/14/16 (b)	430	439
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(e)	1,950	2,147
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM floater Series 2002-FL7 Class A2, 2.7525% 11/15/14 (b)(e)	$ 1,236	$ 1,237
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.8025% 9/15/14 (b)(e)	790	791
Class D, 3.0425% 9/15/14 (b)(e)	245	245
Class E, 3.1025% 9/15/14 (b)(e)	330	330
Class F, 3.2025% 9/15/14 (b)(e)	260	260
Class G, 3.3825% 9/15/14 (b)(e)	595	596
Class H, 3.4825% 9/15/14 (b)(e)	630	631
Class J, 4.0025% 9/15/14 (b)(e)	215	215
Class K, 4.4025% 9/15/14 (b)(e)	340	341
Class L, 4.6025% 9/15/14 (b)(e)	275	275
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	3,626	3,738
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 2.86% 12/15/21 (b)(e)	675	675
Class B, 3.11% 12/15/21 (b)(e)	1,745	1,745
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	337	346
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,539
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,177
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,530	1,683
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000	9,171
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	1,500	1,572
Class C1, 7.52% 5/15/06 (b)	1,000	1,050
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	6,013	6,369
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	942	1,003
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,477
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,146
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,366
Series 2003-47 Class C, 4.227% 10/16/27	6,085	6,046
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,949
Series 2003-47 Class XA, 0.2314% 6/16/43 (e)(g)	18,944	1,032
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7495% 12/10/41 (e)(g)	$ 4,980	$ 171
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	3,960	4,361
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,115
Series 1998-GLII Class E, 7.1905% 4/13/31 (e)	490	514
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	6,400	5,840
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	2,845	3,038
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	7,000	7,454
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	3,260	3,469
Wachovia Bank Commercial Mortgage Trust Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(e)	1,885	1,911
Class 180B, 5.3979% 10/15/41 (b)(e)	750	754
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,613)		117,322
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic 7.125% 1/11/12	7,440	8,542
Korean Republic 4.875% 9/22/14	5,180	5,124
Russian Federation 5% 3/31/30 (Reg. S) (a)	3,885	4,006
State of Israel 4.625% 6/15/13	975	932
United Mexican States 6.75% 9/27/34	17,370	17,153
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,820)		35,757
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,450
Fixed-Income Funds - 12.9%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (f) (Cost $326,000)	3,269,208	$ 325,319
Cash Equivalents - 13.9%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05)(h) (Cost $351,167)	$ 351,234	351,167
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $2,865,130)		2,917,369
NET OTHER ASSETS - (15.2)%		(384,849)
NET ASSETS - 100%		$ 2,532,520
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive from Deutsche Bank, upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125 7/15/13, and pay quarterly notional amount multiplied by 2.63%	Dec. 2011	$ 2,500	$ 34
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,000	(35)
TOTAL CREDIT DEFAULT SWAP		8,500	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	$ 50,000	$ 3
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	20,000	77
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	40,000	(206)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	19,000	(46)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	9,660	289
TOTAL INTEREST RATE SWAP		138,660	117
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehamn Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 20,000	$ (60)
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay mothly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	6,785	39
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	17,015	90
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,200	54
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	10,675	56
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	5,200	(18)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,400	(12)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 5,200	$ 69
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	4,800	(30)
TOTAL TOTAL RETURN SWAP		85,275	188
		$ 232,435	$ 304
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,688,000 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $299,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$351,167,000 due 1/3/05 at 2.28%
Banc of America Securities LLC.	$ 53,902
Bank of America, National Association	40,681
Barclays Capital Inc.	49,517
Bear Stearns & Co. Inc.	30,511
Countrywide Securities Corporation	5,085
Goldman, Sachs & Co.	40,681
J.P. Morgan Securities, Inc.	10,170
Morgan Stanley & Co. Incorporated.	24,002
UBS Securities LLC	61,022
Wachovia Capital Markets, LLC	25,426
WestLB AG	10,170
$ 351,167
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,873,943,000. Net unrealized appreciation aggregated $43,426,000, of which $51,023,000 related to appreciated investment securities and $7,597,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005